UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21764

                             WINTERGREEN FUND, INC.
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                           Simon D. Collier, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                   Date of fiscal year end: December 31, 2006

           Date of reporting period: January 1, 2006 - March 31, 2006

Item 1.  Schedule of Investments

-----------------------------------------------------------------------------------------------------------------------
WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
MARCH 31, 2006 (unaudited)
-----------------------------------------------------------------------------------------------------------------------

    Shares                Security Description                 Country              Cost                     Value
---------------   --------------------------------------  -------------------  ----------------         ---------------

Common Stock - 58.9%

Banks - 4.5%
       690,966    HSBC Holdings Plc                       Hong Kong               $ 11,531,334            $ 11,567,750
                                                                               ----------------         ---------------

Beverages - 0.2%
        17,200    Coca-Cola Femsa SA ADR                  Mexico                       471,603                 571,040
                                                                               ----------------         ---------------

Casino Hotels - 0.9%
       339,205    Genting Bhd                             Malaysia                   1,834,256               2,193,175
                                                                               ----------------         ---------------

Cosmetics/Personal Care - 1.5%
       163,847    Elizabeth Arden, Inc.+                  United States              3,550,410               3,820,912
                                                                               ----------------         ---------------

Diversified Financial Services - 1.1%
        26,000    UBS AG                                  Switzerland                2,700,918               2,854,449
                                                                               ----------------         ---------------

Diversified Operations - 3.5%
       489,666    Jardine Matheson Holdings, Ltd.         Hong Kong                  8,829,285               9,009,854
                                                                               ----------------         ---------------

Electric - 0.5%
        34,760    Allegheny Energy, Inc.+                 United States                990,868               1,176,626
                                                                               ----------------         ---------------

Forest Products & Paper - 2.1%
        75,258    Weyerhaeuser Co.                        United States              5,094,699               5,450,937
                                                                               ----------------         ---------------

Home Builders - 0.6%
        23,900    Ryland Group, Inc.                      United States              1,661,643               1,658,660
                                                                               ----------------         ---------------
                                                                               ----------------         ---------------

Household Products - 3.0%
        70,842    Henkel KGAA                             Germany                    7,265,459               7,629,600
                                                                               ----------------         ---------------
                                                                               ----------------         ---------------

Insurance - 3.2%
         2,725    Berkshire Hathaway, Inc.+               United States              7,891,466               8,207,700
                                                                               ----------------         ---------------
                                                                               ----------------         ---------------

Machinery - 1.4%
        69,960    Schindler Holding AG                    Switzerland                3,334,090               3,727,696
                                                                               ----------------         ---------------
                                                                               ----------------         ---------------

Media - 0.8%
        25,000    Gannett Co., Inc.                       United States              1,513,444               1,498,000
        34,000    News Corp., Class A                     United States                513,645                 564,740
                                                                               ----------------         ---------------
                                                                                     2,027,089               2,062,740
                                                                               ----------------         ---------------

Metal Processors - 0.2%
        28,000    Assa Abloy AB, Class B                  Sweden                       393,567                 519,390
                                                                               ----------------         ---------------

Mining - 3.3%
       139,617    Anglo American Plc                      United Kingdom             4,830,514               5,376,691
        59,000    Newmont Mining Corp.                    United States              3,383,538               3,061,510
                                                                               ----------------         ---------------
                                                                                     8,214,052               8,438,201
                                                                               ----------------         ---------------

Oil & Gas - 3.8%
         3,370    Petrobank Energy & Resources Ltd.+      Canada                        30,775                  40,401
       114,798    Pogo Producing Co.                      United States              5,907,990               5,768,599
        95,092    Whiting Petroleum Corp.+                United States              4,060,009               3,897,821
                                                                               ----------------         ---------------
                                                                                     9,998,774               9,706,821
                                                                               ----------------         ---------------

Real Estate - 8.0%
       612,000    Cheung Kong Holdings Ltd.               Hong Kong                  6,421,012               6,487,396
       144,232    Consolidated-Tomoka Land Co.            United States              9,118,041               8,961,134
     3,520,416    Shun TAK Holdings, Ltd.                 Hong Kong                  3,714,990               5,036,166
                                                                               ----------------         ---------------
                                                                                    19,254,043              20,484,696
                                                                               ----------------         ---------------

Retail - 1.3%
        19,426    Swatch Group AG, Class B                Switzerland                2,944,982               3,260,131
                                                                               ----------------         ---------------

Tobacco - 18.2%
       139,000    British American Tobacco Plc            United Kingdom             3,103,042               3,364,285
       284,570    Imperial Tobacco Plc                    United Kingdom             8,528,200               8,434,083
         4,968    Japan Tobacco, Inc.                     Japan                     15,848,344              17,470,818
       115,600    Reynolds American, Inc.                 United States             11,583,377              12,195,800
       286,900    Vector Group Ltd.                       United States              5,464,251               5,468,314
                                                                               ----------------         ---------------
                                                                                    44,527,214              46,933,300
                                                                               ----------------         ---------------

Transportation - 0.9%
           215    AP Moller-Maersk, Class A               Denmark                    2,077,963               1,825,317
            50    AP Moller-Maersk, Class B               Denmark                      502,889                 429,362
                                                                               ----------------         ---------------
                                                                                     2,580,852               2,254,679
                                                                               ----------------         ---------------

TOTAL COMMON STOCK                                                                 145,096,604             151,528,357
                                                                               ----------------         ---------------

Investment Trust - 1.2%

Oil - 1.2%
        22,128    Canadian Oil Sands Trust                Canada                     2,813,554               3,175,760
                                                                               ----------------         ---------------

  Principal
---------------

Short-Term Investments - 40.8%

Commercial Paper# - 11.1%
   $ 6,500,000    General Electric Cap Corp., 4.72%, 04/06/2006                    $ 6,495,739               6,495,739
    11,000,000    Prudential Funding LLC, 4.73%, 04/06/2006                         10,992,774              10,992,774
    11,000,000    San Paolo IMI US Financial Corp., 4.76%, 04/05/2006               10,994,182              10,994,182
                                                                               ----------------         ---------------
                                                                                    28,482,695              28,482,695
                                                                               ----------------         ---------------

Money Market Deposit Account - 1.0%
     2,428,072    Citibank Money Market Deposit Account, 3.95%                       2,428,072               2,428,072
                                                                               ----------------         ---------------

Repurchase Agreement - 28.7%
    73,900,000    Citigroup, dated 3/31/06, 4.79%, to be repurchased on 4/3/06      73,900,000              73,900,000
                  at $73,929,498; collateralized by various                    ----------------         ---------------
                  U.S. Government Agency Obligations

TOTAL SHORT-TERM INVESTMENTS                                                       104,810,767             104,810,767
                                                                               ----------------         ---------------

Total Investments - 100.9%                                                       $ 252,720,925 *         $ 259,514,884
                                                                               ----------------         ---------------

Other Asset and Liabilities, Net - (0.9)%                                                                   (2,185,879)
                                                                                                        ---------------

NET ASSETS - 100.0%                                                                                      $ 257,329,005
                                                                                                        ===============

--------------------------------------------------------
+              Non-income producing security.
# Rates shown are the annualized yields at the time of purchase.
ADR            American Depository Receipt
FHLB           Federal Home Loan Bank
Plc            Public Limited Company

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

               Gross Unrealized Appreciation                         $ 8,013,189
               Gross Unrealized Depreciation                         (1,219,230)
                                                                ----------------
               Net Unrealized Appreciation (Depreciation)            $ 6,793,959
                                                                ================

Item 2.  Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Wintergreen Fund, Inc.

By:      /s/ Simon D. Collier
         ---------------------------------------------------------
         Simon D. Collier, President & Principal Executive Officer

Date:    5-30-06
        --------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Simon D. Collier
         ---------------------------------------------------------
         Simon D. Collier, President & Principal Executive Officer

Date:    5-30-06
        --------

By:      /s/ Simon D. Collier
         ---------------------------------------------------------
         Simon D. Collier, President & Principal Executive Officer

Date:    5-30-06
        --------